UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Inflation Protection Fund

September 30, 2008

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

U.S. TREASURY SECURITIES AND EQUIVALENTS ― 53.9%

FIXED-RATE U.S. TREASURY SECURITIES AND EQUIVALENTS ― 53.4%
$ 1,500,000	AID (Egypt), 4.45%, 9/15/15(1)	$ 1,543,785
37,568,706	U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	36,321,988
43,435,952	U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	39,567,824
22,247,220	U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	21,441,023
27,220,795	U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	23,667,239
24,611,475	U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	28,204,362
15,137,207	U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	18,021,112
19,495,980	U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	22,250,516
6,078,341	U.S. Treasury Inflation Indexed Notes, 4.25%, 1/15/10(1)	6,254,673
3,918,004	U.S. Treasury Inflation Indexed Notes, 0.875%, 4/15/10(1)	3,847,996
252,722	U.S. Treasury Inflation Indexed Notes, 3.50%, 1/15/11(1)	262,758
26,869,243	U.S. Treasury Inflation Indexed Notes, 2.375%, 4/15/11(1)	27,163,849
3,808,603	U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)	3,994,058
1,029,610	U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	1,031,963
8,562,190	U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	8,907,551
13,526,500	U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	12,759,401
4,789,720	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	4,774,469
10,271,771	U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	10,243,893
16,450,893	U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	16,394,735
17,391,727	U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	16,924,550
21,482,730	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	21,127,131
32,299,949	U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	31,838,864
25,591,500	U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	26,131,893
21,701,945	U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	21,839,694
24,968,389	U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	25,676,952
31,230,955	U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	29,518,625
10,198,700	U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	9,400,403
		469,111,307

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(2) ― 0.5%
5,000,000	AID (Israel), 4.70%, 5/1/15(1)	3,906,565
353,000	REFCORP STRIPS - COUPON, 3.61%, 10/15/08(1)	352,870
		4,259,435
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $487,084,841)		473,370,742
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) ― 20.3%

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 19.4%
658,049	FHLMC, 4.50%, 5/1/19(1)	645,698
3,473,262	FHLMC, 5.00%, 4/1/21(1)	3,457,460
23,047,321	FHLMC, 5.00%, 5/1/23(1)	22,870,442
330,630	FHLMC, 5.50%, 12/1/33(1)	329,912
4,672,694	FHLMC, 5.50%, 12/1/36(1)	4,653,047
1,977,065	FHLMC, 5.50%, 1/1/38(1)	1,968,753
38,615,062	FHLMC, 5.50%, 4/1/38	38,446,670
871,188	FNMA, 5.00%, 9/1/20(1)	868,746
34,433,004	FNMA, 5.50%, 9/1/35(1)	34,390,452
9,363,155	FNMA, 5.50%, 7/1/36(1)	9,347,195

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

$24,830,605	FNMA, 5.50%, 2/1/37(1)	$ 24,788,280
7,530,947	FNMA, 6.00%, 10/1/37(1)	7,637,354
9,718,054	FNMA, 6.00%, 10/1/37(1)	9,855,364
3,043,149	FNMA, 6.00%, 6/1/38(1)	3,085,843
4,600,115	FNMA, 6.00%, 7/1/38	4,664,651
115,410	GNMA, 6.00%, 6/20/17(1)	118,732
100,890	GNMA, 6.00%, 7/20/17(1)	103,794
696,878	GNMA, 6.00%, 5/15/24(1)	711,998
2,566,795	GNMA, 5.50%, 9/20/34(1)	2,565,355
		170,509,746

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 0.9%
7,393,682	FHLMC, VRN, 5.75%, 1/1/12, thereafter resets monthly off the 1-month LIBOR plus 1.99% with no caps, Final Maturity 1/1/38	7,542,995
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $177,238,432)		178,052,741
U.S. GOVERNMENT AGENCY SECURITIES ― 12.3%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 11.0%
4,000,000	FAMCA, 4.875%, 1/14/11(1)(4)	4,136,098
3,750,000	FAMCA, 5.50%, 7/15/11(1)(4)	3,960,011
1,000,000	FAMCA, 5.40%, 10/14/11(1)	1,048,647
3,974,000	FAMCA, 6.71%, 7/28/14(1)	4,435,358
2,000,000	FFCB, 4.875%, 12/16/15(1)	2,039,468
5,000,000	FFCB, 4.875%, 1/17/17(1)	5,037,385
1,030,000	FHLB, 4.875%, 5/17/17(1)	1,034,156
2,000,000	FHLMC, 5.625%, 3/15/11(1)	2,112,658
3,600,000	FHLMC, 4.125%, 9/27/13	3,632,148
14,402,000	FHLMC, 5.00%, 1/30/14(1)	14,935,897
4,400,000	FHLMC, 4.50%, 4/2/14(1)	4,461,873
18,244,000	FNMA, 6.625%, 11/15/30(1)	22,058,583
2,845,000	PEFCO, 4.97%, 8/15/13(1)	2,932,342
4,000,000	PEFCO, 4.55%, 5/15/15(1)	3,983,088
13,800,000	TVA Inflation Indexed Notes, 6.79%, 5/23/12(1)	15,157,630
1,750,000	TVA Inflation Indexed Notes, 4.875%, 12/15/16(1)	1,763,405
3,550,000	TVA Inflation Indexed Notes, 4.50%, 4/1/18(1)	3,474,846
		96,203,593

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 1.2%
10,070,000	FNMA, VRN, 6.16%, 10/17/08, resets monthly off the Consumer Price Index Year over Year plus 1.14% with a cap of 24.00%, Final Maturity 2/17/09(1)	10,082,587

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(2) ― 0.1%
125,000	FICO STRIPS - COUPON, 4.40%, 11/30/08(1)	124,723
1,000,000	Government Trust Certificates, 3.06%, 11/15/08(1)	998,612
110,000	TVA STRIPS - COUPON, 4.95%, 10/15/08(1)	109,944
		1,233,279
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $107,861,082)		107,519,459
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) ― 4.9%
2,430,000	Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(1)	2,349,914

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

$ 872,079	Banc of America Large Loan, Series 2005 MIB1, Class A1, VRN, 2.64%, 10/15/08, resets monthly off the 1-month LIBOR plus 0.15% with no caps, Final Maturity 3/15/22(1)(4)	$ 802,283
388,478	Bear Stearns Commercial Mortgage Securities Trust, Series 2003 T12, Class A2 SEQ, 3.88%, 8/13/39(1)	384,228
7,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 2.67%, 10/15/08, resets monthly off the 1-month LIBOR plus 0.18% with no caps, Final Maturity 4/15/22(1)(4)	6,418,575
4,099,483	GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(1)	4,022,808
6,000,000	Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A2 SEQ, 4.31%, 8/10/42(1)	5,883,509
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(1)	1,886,807
16,271	LB-UBS Commercial Mortgage Trust, Series 2003 C5, Class A2 SEQ, 3.48%, 7/15/27(1)	16,144
4,956,465	LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A2, VRN, 4.57%, 10/11/08, Final Maturity 6/15/29(1)	4,921,861
3,717,913	LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	3,651,729
2,590,000	LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	2,466,384
5,990,247	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 2.79%, 10/15/08, resets monthly off the 1-month LIBOR plus 0.30% with no caps, Final Maturity 6/15/22(1)(4)	5,536,422
4,508,972	Morgan Stanley Capital I, Series 2004 HQ3, Class A2 SEQ, 4.05%, 1/13/41(1)	4,406,586
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $44,207,873)		42,747,250
CORPORATE BONDS ― 4.4%
187,000	Hartford Life Insurance Co., VRN, 7.80%, 10/15/08, resets monthly off the Consumer Price Index Year Over Year plus 2.20% with no caps, Final Maturity 10/15/08(1)	186,955
706,000	HSBC Finance Corp., VRN, 6.45%, 10/10/08, resets monthly off the Consumer Price Index Year over Year plus 1.08% with no caps, Final Maturity 9/10/09(1)	687,962
3,000,000	HSBC Finance Corp., VRN, 6.48%, 10/10/08, resets monthly off the Consumer Price Index Year over Year plus 1.11% with no caps, Final Maturity 2/10/10(1)	2,821,080
1,067,000	HSBC Finance Corp., VRN, 6.56%, 10/10/08, resets monthly off the Consumer Price Index Year over Year plus 1.19% with no caps, Final Maturity 2/10/09(1)	1,046,876
9,500,000	International Bank for Reconstruction & Development, 7.625%, 1/19/23(1)	12,301,208
40,000	John Hancock Life Insurance Co., VRN, 6.73%, 10/15/08, resets monthly off the Consumer Price Index Year over Year plus 1.13% with no caps, Final Maturity 6/15/10(1)	37,758
179,000	John Hancock Life Insurance Co., VRN, 7.22%, 10/15/08, resets monthly off the Consumer Price Index Year over Year plus 1.62% with no caps, Final Maturity 11/15/10(1)	168,332
1,139,000	Lehman Brothers Holdings, Inc., VRN, 6.05%, 10/10/08, resets monthly off the Consumer Price Index Year over Year plus 2.07% with no caps, Final Maturity 11/10/15(1)(5)(8)	148,070
3,160,000	Lehman Brothers Holdings, Inc., VRN, 5.44%, 10/23/08, resets monthly off the Consumer Price Index Year over Year plus 1.46% with no caps, Final Maturity 3/23/12(1)(5)(8)	410,800
303,000	Prudential Financial, Inc., VRN, 7.60%, 10/1/08, resets monthly off the Consumer Price Index Year over Year plus 2.00% with no caps, Final Maturity 11/2/20(1)	231,989
10,000,000	SLM Corp., 1.32%, 1/25/10(1)	9,577,511

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2008 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                    Value

$ 490,000	SLM Corp., VRN, 7.75%, 10/1/08, resets monthly off the Consumer Price Index Year over Year plus 2.15% with no caps, Final Maturity 2/1/14(1)	$ 295,156
1,500,000	SLM Corp., VRN, 7.22%, 10/15/08, resets monthly off the Consumer Price Index Year over Year plus 2.20% with no caps, Final Maturity 6/15/09(1)	1,342,380
8,000,000	Toyota Motor Credit Corp. Inflation Indexed Bonds, VRN, 1.22%, 10/1/09(1)	9,286,315
TOTAL CORPORATE BONDS
(Cost $43,963,919)		38,542,392
COMMERCIAL PAPER(6) ― 1.9%
16,900,000	Tulip Funding Corp., 7.25%, 10/1/08(4)
(Cost $16,900,000)		16,897,803
COLLATERALIZED MORTGAGE OBLIGATIONS(3) ― 1.7%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.9%
3,158,944	Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(1)	2,882,654
2,055,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2004 AR4, Class A6, VRN, 3.80%, 10/1/08, Final Maturity 6/25/34(1)	2,020,995
1,805,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2004 AR7, Class A6, VRN, 3.94%, 10/1/08, Final Maturity 7/25/34(1)	1,794,739
1,000,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005 AR4, Class A3, VRN, 4.59%, 10/1/08, Final Maturity 4/25/35(1)	969,374
		7,667,762

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.8%
1,227,849	FHLMC, Series 2508, Class UL SEQ, 5.00%, 12/15/16(1)	1,240,135
3,000,000	FNMA, Series 2003-92, Class PD, 4.50%, 3/25/17(1)	2,986,345
824,672	GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29(1)	829,376
2,000,000	GNMA, Series 2005-24, Class UB SEQ, 5.00%, 1/20/31(1)	2,007,829
		7,063,685
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,904,495)		14,731,447
MUNICIPAL SECURITIES — 1.0%
8,800,000	Massachusetts Health & Educational Facilities Auth. Rev., Series 2002 K, (Mass Institute Technology), 5.50%, 7/1/32 (GO of Institute)
(Cost $9,193,626)		9,083,712
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.6%
5,000,000	KfW, 4.75%, 5/15/12(1)
(Cost $4,902,324)		5,197,650
TEMPORARY CASH INVESTMENTS(7)
290,737	JPMorgan U.S. Treasury Plus Money Market Fund(1)
(Cost $290,737)		290,737
ASSET-BACKED SECURITIES(3)(7)
90,355	Atlantic City Electric Transition Funding LLC, Series 2003-1, Class A1 SEQ, 2.89%, 7/20/11(1)
(Cost $90,348)		89,824

TOTAL INVESTMENT SECURITIES — 101.0%
(Cost $906,637,677)		886,523,757
OTHER ASSETS AND LIABILITIES — (1.0)%		(8,626,056)
TOTAL NET ASSETS — 100.0%	$877,897,701

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2008 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
CREDIT DEFAULT
$ 4,750,000
Pay quarterly a fixed rate equal to 0.20% multiplied by the notional amount and receive from Merrill Lynch International upon each default event of HSBC Finance Corp., par value of the proportional notional amount of HSBC Finance Corp., 7.00%, 5/15/12.
		June 2010	$ 311,370
4,300,000	Pay quarterly a fixed rate equal to 5.75% per annum multiplied by the notional amount and receive from Deutsche Bank AG upon each default event of Lehman Brothers Holdings, Inc., par value of the proportional notional amount of Lehman Brothers Holdings, Inc., 6.625%, 1/18/12.	September 2013	3,592,400
TOTAL RETURN
44,000,000	Pay a fixed rate equal to 2.4875% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	July 2010	678,611
20,000,000	Pay a fixed rate equal to 1.13% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	January 2012	334,662
35,000,000	Pay a fixed rate equal to 1.14% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	March 2012	244,117
33,275,000	Pay a fixed rate equal to 3.065% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A.	July 2013	(1,244,714)
20,000,000	Pay a fixed rate equal to 1.21% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	June 2014	(171,791)
20,000,000	Pay a fixed rate equal to 1.31% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	April 2017	(168,970)
40,000,000	Pay a fixed rate equal to 2.77% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	April 2018	(891,798)
30,100,000	Pay a fixed rate equal to 2.895% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	December 2027	(1,891,739)
			$ 792,148

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2008 (UNAUDITED)

Notes to Schedule of Investments
AID	-	Agency for International Development
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are secured by U.S. Treasuries
FAMCA	-	Federal Agricultural Mortgage Corporation
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
NSA	-	Not Seasonally Adjusted
PEFCO	-	Private Export Funding Corporation
REFCORP	-	Resolution Funding Corporation
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.
TVA	-	Tennessee Valley Authority
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2008.

(1)	Security, or portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $9,530,200.
(2)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(3)	Final maturity indicated, unless otherwise noted.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at September 30, 2008 was $37,751,192, which represented 4.3% of total net assets.

(5)	Security is in default.
(6)	The rate indicated is the yield to maturity at purchase.
(7)	Category is less than 0.05% of total net assets.
(8)	Non-income producing.

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as the fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2008:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$ 290,737	-
Level 2 – Other Significant Observable Inputs	886,233,020	$792,148
Level 3 – Significant Unobservable Inputs	-	-
	$886,523,757	$792,148
*Includes swap agreements.

3. Federal Tax Information

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 908,408,971
Gross tax appreciation of investments	$ 3,928,048
Gross tax depreciation of investments	(25,813,262)
Net tax appreciation (depreciation) of investments	$ (21,885,214)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 26, 2008

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2008